INVENTORIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 2,739,029	$ 10,339,201
Work-in-progress	72,228	231,746
Finished goods	6,995,787	6,651,717
Inventories	$ 9,807,044	$ 17,222,664